Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) employee	Jun. 30, 2019 GBP (£) employee	Jun. 30, 2018 GBP (£) employee
Average number of staff employed by the group during the year:
Number of operational staff | employee	5,633	4,902	3,957
Number of administrative staff | employee	601	503	373
Number of management staff | employee	8	7	7
Total | employee	6,242	5,412	4,337
Aggregate payroll costs of the above were:
Wages and salaries | £	£ 222,918	£ 163,399	£ 122,166
Social security and pension costs | £	16,288	13,767	15,336
Share-based compensation | £	15,663	12,022	1,505
Total | £	£ 254,869	£ 189,188	£ 139,007